Business Segments (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) a Segments	May 21, 2018 USD ($) integer	Jun. 30, 2017 ft²
Reportable business segments | Segments	4
Discontinued Operations, Disposed of by Sale [Member]
Warehouse properties		40
Land parcels		3
Sales price | $	$ 347,200
Excluded
Warehouse properties		1
Property value | $		$ 11,700
Brooksville Quarry, LLC
Mining royalty lands acres | a	4,280
Mining royalty lands
Mining royalty lands acres | a	15,000
RiverFront on the Anacostia
Stabilization percent leased and occupied			90.00%
Square feet | ft²			300,000